Business Combination (Tables)	9 Months Ended
Sep. 30, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Shares of Common Stock Issued Immediately Following Business Combination
The number of shares of common stock issued immediately following the Business Combination was as follows:

	Number of Shares
	Class A	Class B	Class C
Legacy Better Stockholders	40,601,825	574,407,420	6,877,283
Legacy Aurora Shareholders	210,098	—	—
Sponsor and affiliates of Aurora	10,488,812	—	—
Pre-Closing Bridge Note Investors	40,000,000	—	65,000,000
Total	91,300,735	574,407,420	71,877,283